Escrow Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Escrow Reserves [Abstract]
Summary of Escrow Reserves

	December 31,	December 31,
	2024	2023
(in U.S. dollars)
Escrow reserves	$1,452,187	$794,500